Quarterly Holdings Report
for
Fidelity® Preferred Securities & Income ETF
May 31, 2026
PSI-NPRT3-0726
1.9901715.104
Convertible Corporate Bonds - 0.3%
	Principal Amount (a)	Value ($)
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr Drilling Ltd 3.5% 5/1/2033 (f)	60,000	58,590
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc 1.75% 4/15/2031 (f)	110,000	115,379
UNITED STATES - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Akamai Technologies Inc 0% 5/15/2030 (f)(g)	68,000	70,754
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $238,000)		244,723

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CANADA - 0.1%
Utilities - 0.1%
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp 3 month U.S. LIBOR + 4.01%, 0% (b)(c)	3,000	78,240
UNITED STATES - 0.2%
Financials - 0.1%
Financial Services - 0.1%
Apollo Global Management Inc Series A, 6.75%	800	52,905
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 8%	600	43,425
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp Series A, 6%	1,300	52,780
TOTAL UNITED STATES		149,110
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $231,521)		227,350

Non-Convertible Corporate Bonds - 21.0%
	Principal Amount (a)	Value ($)
CANADA - 5.0%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.3%
Bell Canada 6.875% 9/15/2055 (b)	140,000	143,962
Bell Canada 7% 9/15/2055 (b)	140,000	144,587
		288,549
Wireless Telecommunication Services - 0.9%
Rogers Communications Inc 5.25% 3/15/2082 (b)(f)	510,000	508,773
Rogers Communications Inc 7% 4/15/2055 (b)	158,000	161,645
		670,418
TOTAL COMMUNICATION SERVICES		958,967
Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Enbridge Inc 8.5% 1/15/2084 (b)	1,575,000	1,801,291
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)	195,000	203,784
TransCanada PipeLines Ltd 7% 6/1/2065 (b)	135,000	139,074
Transcanada Trust 5.3% 3/15/2077 (b)	161,000	160,755
Transcanada Trust 5.5% 9/15/2079 (b)	128,000	127,359
Transcanada Trust 5.6% 3/7/2082 (b)	335,000	331,659
Transcanada Trust 5.875% 8/15/2076 (b)	129,000	129,283
TOTAL ENERGY		2,893,205
Utilities - 0.3%
Electric Utilities - 0.1%
Emera Inc 6.75% 6/15/2076 (b)	125,000	125,028
Gas Utilities - 0.2%
AltaGas Ltd 7.2% 10/15/2054 (b)(f)	200,000	208,416
TOTAL UTILITIES		333,444
TOTAL CANADA		4,185,616
GERMANY - 0.6%
Financials - 0.6%
Insurance - 0.6%
Allianz SE 5.6% 9/3/2054 (b)(f)	175,000	173,408
Allianz SE 6.35% 9/6/2053 (b)(f)	140,000	145,884
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% 5/23/2042 (b)(f)	200,000	205,083

TOTAL GERMANY		524,375
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (b)	150,000	155,479
JAPAN - 2.5%
Financials - 2.5%
Insurance - 2.5%
Meiji Yasuda Life Insurance Co 5.1% 4/26/2048 (b)(f)	200,000	200,498
Meiji Yasuda Life Insurance Co 5.8% 9/11/2054 (b)(f)	150,000	150,005
Meiji Yasuda Life Insurance Co 6.1% 6/11/2055 (b)(f)	290,000	295,539
Nippon Life Insurance Co 2.75% 1/21/2051 (b)(f)	200,000	178,685
Nippon Life Insurance Co 3.4% 1/23/2050 (b)(f)	100,000	94,118
Nippon Life Insurance Co 5.95% 4/16/2054 (b)(f)	260,000	264,444
Nippon Life Insurance Co 6.25% 9/13/2053 (b)(f)	200,000	207,585
Nippon Life Insurance Co 6.5% 4/30/2055 (b)(f)	400,000	421,102
Sumitomo Life Insurance Co 4% 9/14/2077 (b)(f)	270,000	266,956

TOTAL JAPAN		2,078,932
UNITED KINGDOM - 1.1%
Communication Services - 1.1%
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC 3.25% 6/4/2081 (b)	170,000	169,043
Vodafone Group PLC 4.125% 6/4/2081 (b)	180,000	167,733
Vodafone Group PLC 5.125% 6/4/2081 (b)	215,000	168,537
Vodafone Group PLC 7% 4/4/2079 (b)	400,000	414,380

TOTAL UNITED KINGDOM		919,693
UNITED STATES - 11.6%
Communication Services - 0.2%
Media - 0.2%
Paramount Global 6.25% 2/28/2057 (b)	80,000	65,400
Paramount Global 6.375% 3/30/2062 (b)	125,000	106,094
TOTAL COMMUNICATION SERVICES		171,494
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 8% 5/15/2054 (b)	35,000	37,236
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	126,000	125,829
Enterprise Products Operating LLC 5.375% 2/15/2078 (b)	67,000	66,866
Enterprise Products Operating LLC CME Term SOFR 3 month Index + 2.986%, 6.8965% 8/16/2077 (b)(c)	33,000	33,011
TOTAL ENERGY		262,942
Financials - 3.3%
Capital Markets - 0.0%
Ares Finance Co III LLC 4.125% 6/30/2051 (b)(f)	75,000	74,639
Financial Services - 0.2%
Corebridge Financial Inc 6.375% 9/15/2054 (b)	130,000	129,676
Insurance - 3.1%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	420,000	393,818
Assurant Inc 7% 3/27/2048 (b)	61,000	62,216
Liberty Mutual Group Inc 4.125% 12/15/2051 (b)(f)	150,000	148,361
Liberty Mutual Group Inc 4.3% 2/1/2061 (f)	125,000	79,537
MetLife Inc 10.75% 8/1/2069	128,000	165,290
MetLife Inc 6.35% 3/15/2055 (b)	130,000	133,543
MetLife Inc 6.4% 12/15/2066 (b)	319,000	326,892
PartnerRe Finance B LLC 4.5% 10/1/2050 (b)	67,000	64,538
Prudential Financial Inc 3.7% 10/1/2050 (b)	200,000	184,082
Prudential Financial Inc 4.5% 9/15/2047 (b)	125,000	122,688
Prudential Financial Inc 5.125% 3/1/2052 (b)	150,000	147,058
Prudential Financial Inc 5.7% 9/15/2048 (b)	120,000	120,199
Prudential Financial Inc 6% 9/1/2052 (b)	200,000	203,745
Prudential Financial Inc 6.5% 3/15/2054 (b)	120,000	123,578
Prudential Financial Inc 6.75% 3/1/2053 (b)	250,000	264,039
		2,539,584
TOTAL FINANCIALS		2,743,899
Health Care - 0.7%
Health Care Providers & Services - 0.7%
CVS Health Corp 6.75% 12/10/2054 (b)	429,000	447,288
CVS Health Corp 7% 3/10/2055 (b)	164,000	170,874
TOTAL HEALTH CARE		618,162
Utilities - 7.1%
Electric Utilities - 4.3%
American Electric Power Co Inc 3.875% 2/15/2062 (b)	135,000	133,604
American Electric Power Co Inc 5.8% 3/15/2056 (b)	410,000	408,734
American Electric Power Co Inc 6.05% 3/15/2056 (b)	410,000	406,579
Edison International 7.875% 6/15/2054 (b)	15,000	15,345
NextEra Energy Capital Holdings Inc 3.8% 3/15/2082 (b)	140,000	137,778
NextEra Energy Capital Holdings Inc 4.8% 12/1/2077 (b)	140,000	138,195
NextEra Energy Capital Holdings Inc 5.65% 5/1/2079 (b)	234,000	233,896
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (b)	263,000	269,224
NextEra Energy Capital Holdings Inc 6.5% 8/15/2055 (b)	140,000	145,027
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (b)	140,000	144,186
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)	140,000	146,070
PacifiCorp 7.375% 9/15/2055 (b)	81,000	82,498
PG&E Corp 7.375% 3/15/2055 (b)	271,000	275,982
Sierra Pacific Power Co 6.375% 9/15/2056 (b)	411,000	410,440
Southern Co/The 3.75% 9/15/2051 (b)	400,000	399,248
Southern Co/The 6.375% 3/15/2055 (b)	135,000	138,188
		3,484,994
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 6.95% 7/15/2055 (b)	140,000	138,049
Multi-Utilities - 2.6%
CenterPoint Energy Inc 6.7% 5/15/2055 (b)	138,000	142,115
CMS Energy Corp 3.75% 12/1/2050 (b)	409,000	375,639
CMS Energy Corp 4.75% 6/1/2050 (b)	150,000	147,486
Dominion Energy Inc 6% 2/15/2056 (b)	307,000	308,660
Dominion Energy Inc 6.625% 5/15/2055 (b)	500,000	512,081
Sempra 4.125% 4/1/2052 (b)	710,000	701,573
		2,187,554
TOTAL UTILITIES		5,810,597
TOTAL UNITED STATES		9,607,094
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $17,055,654)		17,471,189

Non-Convertible Preferred Stocks - 34.7%
	Shares	Value ($)
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd Series G, 4.2%	1,550	23,483
CANADA - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
TransCanada PipeLines Ltd 6.25%	7,100	170,187
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Finance Inc 4.625%	2,500	38,925
Industrials - 0.1%
Electrical Equipment - 0.1%
Brookfield BRP Holdings Canada Inc 7.25%	2,100	52,878
Utilities - 0.1%
Electric Utilities - 0.0%
Brookfield Infrastructure Finance ULC 7.25%	1,100	27,775
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	2,395	43,072
Multi-Utilities - 0.0%
Brookfield Infrastructure Partners LP 5.125%	825	14,141
Brookfield Infrastructure Partners LP Series A, 5%	825	13,628
		27,769
TOTAL UTILITIES		98,616
TOTAL CANADA		360,606
UNITED STATES - 34.3%
Communication Services - 6.5%
Diversified Telecommunication Services - 3.4%
AT&T Inc 5.35%	64,257	1,351,325
AT&T Inc Series A, 5%	18,800	368,103
AT&T Inc Series C 4.75%	45,947	848,182
Qwest Corp 6.5% (d)	5,900	114,755
Qwest Corp 6.75% (d)	7,400	144,300
		2,826,665
Wireless Telecommunication Services - 3.1%
T-Mobile USA Inc 5.5%	43,956	940,658
T-Mobile USA Inc 5.5%	44,068	939,530
T-Mobile USA Inc 6.25%	22,700	552,518
Telephone and Data Systems Inc 6%	3,500	68,775
Telephone and Data Systems Inc 6.625%	1,500	33,045
		2,534,526
TOTAL COMMUNICATION SERVICES		5,361,191
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Ford Motor Co 6%	5,300	108,067
Ford Motor Co 6.2%	2,600	54,756
Ford Motor Co 6.5%	2,400	53,088
TOTAL CONSUMER DISCRETIONARY		215,911
Financials - 17.3%
Banks - 8.4%
Bank of America Corp 4.25%	6,032	102,544
Bank of America Corp 4.375%	9,062	158,947
Bank of America Corp 4.75%	11,500	218,040
Bank of America Corp 5%	8,700	175,740
Bank of America Corp Series HH, 5.875%	14,600	358,868
Bank of America Corp Series KK, 5.375%	17,446	381,021
Bank of America Corp Series PP, 4.125%	7,500	124,725
Citigroup Inc 6.25%	23,854	596,827
Citizens Financial Group Inc 6.5% (b)	5,200	131,768
Citizens Financial Group Inc Series E, 5%	2,000	37,200
Fifth Third Bancorp Series K, 4.95%	800	14,832
Huntington Bancshares Inc/OH Series C 5.7%	1,200	25,656
Huntington Bancshares Inc/OH Series H 4.5%	3,100	51,491
Huntington Bancshares Inc/OH Series L, 5.5%	2,000	40,970
JPMorgan Chase & Co 4.55%	22,900	422,505
JPMorgan Chase & Co 4.625%	12,100	227,117
JPMorgan Chase & Co 4.75%	24,705	475,571
JPMorgan Chase & Co 5.75%	24,781	595,736
JPMorgan Chase & Co Series MM, 4.2%	15,100	261,381
KeyCorp 5.625%	5,400	112,806
KeyCorp 5.65%	5,300	111,035
KeyCorp 6.2% (b)	3,300	83,474
M&T Bank Corp Series J, 7.5%	4,100	107,625
Regions Financial Corp 4.45%	3,600	58,968
Regions Financial Corp 5 year U.S. Treasury Index + 2.771%, 6.95% (b)(c)	3,300	84,579
Regions Financial Corp 5.7% (b)	3,000	73,320
Truist Financial Corp 4.75%	5,900	108,560
Truist Financial Corp Series O 5.25%	3,800	80,180
US Bancorp 4.5%	2,800	49,224
US Bancorp Series K, 5.5%	3,500	76,965
US Bancorp Series L, 3.75%	3,500	52,220
US Bancorp Series M, 4%	5,300	83,051
Webster Financial Corp Series F, 5.25%	750	15,563
Wells Fargo & Co 4.25%	10,522	176,138
Wells Fargo & Co 4.7%	9,400	173,148
Wells Fargo & Co Series Y, 5.625%	19,600	459,424
Wells Fargo & Co Series Z, 4.75%	31,630	591,165
Western Alliance Bancorp 4.25% (b)	1,500	36,285
		6,934,669
Capital Markets - 4.3%
Affiliated Managers Group Inc 4.75%	3,000	50,400
Affiliated Managers Group Inc 5.875%	2,700	54,081
Brookfield Oaktree Holdings LLC Series A, 6.625%	7,000	147,000
Brookfield Oaktree Holdings LLC Series B, 6.55%	7,000	146,405
Charles Schwab Corp/The 4.45%	4,500	79,155
Charles Schwab Corp/The 5.95%	4,300	104,791
KKR & Co Inc 6.875%	3,300	80,553
Morgan Stanley 5.85%	30,700	729,739
Morgan Stanley 6.375%	6,400	160,896
Morgan Stanley 6.5%	40,100	1,011,322
Morgan Stanley 6.625%	14,500	371,055
Morgan Stanley 6.875%	600	15,180
Morgan Stanley Series L, 4.875%	5,400	107,244
Morgan Stanley Series O, 4.25%	12,800	219,648
Northern Trust Corp Series E, 4.7%	1,500	28,335
State Street Corp CME Term SOFR 3 month Index + 3.709%, 0% (b)(c)	1,000	21,900
Stifel Financial Corp Series D, 4.5%	13,000	217,490
		3,545,194
Consumer Finance - 0.6%
Capital One Financial Corp 4.25%	3,300	51,909
Capital One Financial Corp 5%	9,900	180,972
Capital One Financial Corp Series J 4.8%	7,400	130,314
Capital One Financial Corp Series L 4.375%	4,900	78,694
Navient Corp 6%	1,500	27,472
Synchrony Financial Series A 5.625%	4,600	90,401
		559,762
Financial Services - 1.2%
Apollo Global Management Inc 7.625% (b)	4,100	106,846
Carlyle Finance LLC 4.625%	7,400	122,544
Compass Diversified Holdings 7.875% (b)	8,092	181,423
Compass Diversified Holdings Series C, 7.875%	8,038	175,871
Corebridge Financial Inc 6.375%	4,400	100,980
Equitable Holdings Inc 4.3%	1,000	16,360
Equitable Holdings Inc Series A, 5.25%	5,700	111,036
KKR Group Finance Co IX LLC 4.625%	5,000	81,250
Voya Financial Inc Series B, 5.35% (b)	5,000	119,300
		1,015,610
Insurance - 2.8%
AEGON Funding Co LLC 5.1%	3,950	75,287
Allstate Corp/The Series H 5.1%	10,000	202,400
Allstate Corp/The Series I, 4.75%	2,000	37,440
Allstate Corp/The Series J, 7.375%	4,100	107,010
American Financial Group Inc/OH 4.5%	6,000	99,780
Arch Capital Group Ltd 5.45%	2,000	39,660
Arch Capital Group Ltd Series G, 4.55%	2,250	37,170
Assurant Inc 5.25%	2,500	48,500
Athene Holding Ltd 7.25% (b)	13,100	328,286
Athene Holding Ltd Series A, 6.35% (b)	6,000	147,600
Athene Holding Ltd Series B, 5.625%	4,300	81,528
Athene Holding Ltd Series D, 4.875%	4,000	65,240
Axis Capital Holdings Ltd 5.5%	2,800	54,768
Brighthouse Financial Inc 5.375%	4,000	49,340
Brighthouse Financial Inc 6.25%	1,600	26,543
Brighthouse Financial Inc Series A, 6.6%	3,800	57,684
Brighthouse Financial Inc Series B 6.75%	3,700	58,275
Brighthouse Financial Inc Series D, 4.625%	4,000	43,974
Enstar Group Ltd 7% (b)	3,900	85,800
F&G Annuities & Life Inc 7.3%	2,100	45,612
Hartford Insurance Group Inc/The 6%	300	7,455
MetLife Inc 5.625%	4,500	100,755
MetLife Inc Series F, 4.75%	6,400	118,528
Prudential Financial Inc 4.125%	3,100	50,561
Prudential Financial Inc 5.625%	3,800	85,348
Reinsurance Group of America Inc 7.125% (b)	4,000	101,520
Unum Group 6.25%	3,500	81,270
W R Berkley Corp 4.25%	5,000	81,650
		2,318,984
TOTAL FINANCIALS		14,374,219
Industrials - 0.1%
Aerospace & Defense - 0.1%
FTAI Aviation Ltd Series C, 8.25% (b)	4,000	101,800
Information Technology - 1.2%
Software - 1.2%
Strategy Inc 11.5% (e)	1,600	158,352
Strategy Inc Series A, 10%	8,100	802,710
TOTAL INFORMATION TECHNOLOGY		961,062
Real Estate - 1.8%
Office REITs - 0.2%
Vornado Realty Trust Series L, 5.4%	8,800	154,968
Real Estate Management & Development - 0.2%
Brookfield Property Partners LP 5.75%	1,900	26,429
Brookfield Property Partners LP 6.375%	1,700	26,010
Brookfield Property Partners LP 6.5%	1,700	26,401
Brookfield Property Preferred LP 6.25%	4,700	82,015
		160,855
Residential REITs - 0.0%
American Homes 4 Rent Series H, 6.25%	1,000	24,350
Specialized REITs - 1.4%
Digital Realty Trust Inc 5.25%	4,350	89,825
Digital Realty Trust Inc Series L, 5.2%	12,600	257,670
Public Storage 3.875%	3,600	54,360
Public Storage 3.95%	3,500	53,830
Public Storage 4%	20,000	315,400
Public Storage 4%	3,300	51,975
Public Storage Operating Co 5.05% Series G	2,600	52,234
Public Storage Series H, 5.6%	1,500	33,150
Public Storage Series I, 4.875%	1,500	28,770
Public Storage Series J, 4.7%	1,700	31,093
Public Storage Series MM, 4.125%	3,300	52,602
Public Storage Series O, 3.9%	3,500	53,060
Public Storage Series S, 4.1%	3,400	54,264
		1,128,233
TOTAL REAL ESTATE		1,468,406
Utilities - 7.1%
Electric Utilities - 4.8%
Duke Energy Corp 5.625%	20,900	498,883
Duke Energy Corp Series A 5.75%	6,400	158,272
Entergy Arkansas LLC 4.875%	8,600	173,290
Entergy Louisiana LLC 4.875%	1,000	20,105
Entergy Mississippi LLC 4.9%	8,600	179,740
Entergy New Orleans LLC 5.5%	7,400	160,580
NextEra Energy Capital Holdings Inc 5.65%	5,600	129,864
NextEra Energy Capital Holdings Inc 6.5%	4,400	108,988
SCE Trust II 5.1%	8,331	145,876
Southern Co/The 4.2%	66,098	1,118,378
Southern Co/The 5.25%	5,084	107,374
Southern Co/The Series A, 4.95%	16,124	315,869
Southern Co/The Series A, 6.5%	20,300	513,184
Xcel Energy Inc 6.25%	15,700	377,271
		4,007,674
Multi-Utilities - 2.3%
CMS Energy Corp 5.875%	4,700	107,442
CMS Energy Corp 5.875%	2,400	54,600
CMS Energy Corp Series C 4.2%	1,600	27,280
DTE Energy Co 4.375%	10,425	176,183
DTE Energy Co 4.375%	8,600	145,167
DTE Energy Co 5.25%	14,239	300,016
DTE Energy Co Series H, 6.25%	26,300	646,191
SCE Trust VI 5%	18,775	325,934
Sempra 5.75%	5,700	122,037
		1,904,850
TOTAL UTILITIES		5,912,524
TOTAL UNITED STATES		28,395,113
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $30,511,464)		28,779,202

Preferred Securities - 40.2%
	Principal Amount (a)	Value ($)
CANADA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Enbridge Inc 5.5% 7/15/2077 (b)	126,000	128,312
Enbridge Inc 5.75% 7/15/2080 (b)	126,000	129,852
Enbridge Inc 6% 1/15/2077 (b)	68,000	69,737
Enbridge Inc 6.25% 3/1/2078 (b)	123,000	125,797
Enbridge Inc 8.25% 1/15/2084 (b)	100,000	108,827

TOTAL CANADA		562,525
FRANCE - 1.6%
Financials - 1.4%
Banks - 1.4%
BNP Paribas SA 6.875% (b)(f)(h)	960,000	984,152
BNP Paribas SA 7.375% (b)(f)(h)	135,000	142,129
TOTAL FINANCIALS		1,126,281
Utilities - 0.2%
Electric Utilities - 0.2%
Electricite de France SA 9.125% (b)(f)(h)	200,000	240,058
TOTAL FRANCE		1,366,339
JAPAN - 1.7%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Rakuten Group Inc 8.125% (b)(f)(h)	300,000	320,518
Financials - 1.3%
Insurance - 1.3%
Dai-ichi Life Insurance Co Ltd 4% (b)(f)(h)	200,000	202,723
Dai-ichi Life Insurance Co Ltd 6.2% (b)(f)(h)	260,000	271,789
Nippon Life Insurance Co 2.9% 9/16/2051 (b)(f)	190,000	169,992
Sumitomo Life Insurance Co 3.375% 4/15/2081 (b)(f)	220,000	202,374
Sumitomo Life Insurance Co 5.875% (b)(f)(h)	200,000	204,460
TOTAL FINANCIALS		1,051,338
TOTAL JAPAN		1,371,856
UNITED KINGDOM - 0.5%
Financials - 0.5%
Banks - 0.5%
Barclays PLC 7.625% (b)(h)	200,000	213,878
Standard Chartered PLC 7.625% (b)(f)(h)	200,000	216,322

TOTAL UNITED KINGDOM		430,200
UNITED STATES - 35.7%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
General Motors Financial Co Inc 5.7% (b)(h)	252,000	254,511
Energy - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
BP Capital Markets PLC 4.875% (b)(h)	525,000	528,552
BP Capital Markets PLC 6.125% (b)(h)	275,000	288,499
BP Capital Markets PLC 6.45% (b)(h)	335,000	357,396
Energy Transfer LP 6.625% (b)(h)	3,620,000	3,730,882
Energy Transfer LP Series G, 7.125% (b)(h)	190,000	196,774
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (b)(c)(h)	285,000	286,507
Sunoco LP 7.875% (b)(f)(h)	755,000	800,629
Venture Global LNG Inc 9% (b)(f)(h)	740,000	742,187
TOTAL ENERGY		6,931,426
Financials - 25.3%
Banks - 13.5%
Bank of America Corp 4.375% (b)(h)	350,000	349,094
Bank of America Corp 5.875% (b)(h)	340,000	348,235
Bank of America Corp 6.125% (b)(h)	440,000	447,201
Bank of America Corp 6.25% (b)(h)	584,000	596,306
Bank of America Corp 6.625% (b)(h)	30,000	31,171
Citigroup Inc 4.15% (b)(h)	89,000	88,755
Citigroup Inc 6.25% (b)(h)	230,000	234,721
Citigroup Inc 6.625% (b)(h)	555,000	565,120
Citigroup Inc 6.75% (b)(h)	810,000	820,236
Citigroup Inc 6.875% (b)(h)	735,000	752,009
Citigroup Inc 6.95% (b)(h)	275,000	280,759
Citigroup Inc 7% (b)(h)	270,000	280,761
Citigroup Inc 7.125% (b)(h)	220,000	225,369
Citigroup Inc 7.625% (b)(h)	220,000	230,001
First Citizens BancShares Inc/NC 7% (b)(h)	110,000	112,128
Huntington Bancshares Inc/OH 5.625% (b)(h)	226,000	231,246
JPMorgan Chase & Co 3.65% (b)(h)	410,000	413,700
JPMorgan Chase & Co 6.5% (b)(h)	255,000	264,116
JPMorgan Chase & Co 6.875% (b)(h)	145,000	153,853
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.4368% (b)(c)(h)	1,005,000	1,017,418
KeyCorp 5% (b)(h)	155,000	155,951
M&T Bank Corp 5.125% (b)(h)	50,000	50,170
PNC Financial Services Group Inc/The 3.4% (b)(h)	945,000	944,814
PNC Financial Services Group Inc/The 6% (b)(h)	170,000	170,558
PNC Financial Services Group Inc/The 6.2% (b)(h)	200,000	205,236
PNC Financial Services Group Inc/The 6.25% (b)(h)	160,000	165,516
Truist Financial Corp 5.1% (b)(h)	403,000	406,674
Truist Financial Corp 5.125% (b)(h)	60,000	61,123
US Bancorp 3.7% (b)(h)	815,000	809,347
US Bancorp 5.3% (b)(h)	170,000	171,677
Wells Fargo & Co 6.125% (b)(h)	415,000	423,522
Wells Fargo & Co 7.625% (b)(h)	75,000	80,142
		11,086,929
Capital Markets - 9.6%
Bank of New York Mellon Corp/The 3.75% (b)(h)	96,000	95,804
Bank of New York Mellon Corp/The 5 year U.S. Treasury Index + 3.352%, 7.166% (b)(c)(h)	3,235,000	3,290,905
Bank of New York Mellon Corp/The 5.95% (b)(h)	225,000	233,573
Charles Schwab Corp/The 4% (b)(h)	831,000	784,762
Charles Schwab Corp/The 4% (b)(h)	200,000	201,978
Goldman Sachs Group Inc/The 4.125% (b)(h)	1,109,000	1,105,304
Goldman Sachs Group Inc/The 5.3% (b)(h)	79,000	79,579
Goldman Sachs Group Inc/The 6.125% (b)(h)	480,000	484,692
Goldman Sachs Group Inc/The 6.85% (b)(h)	680,000	711,623
Goldman Sachs Group Inc/The 7.5% (b)(h)	160,000	168,535
Morgan Stanley 5.875% (b)(h)	435,000	436,237
Northern Trust Corp 4.6% (b)(h)	155,000	155,566
State Street Corp 6.7% (b)(h)	250,000	260,596
		8,009,154
Consumer Finance - 2.1%
Ally Financial Inc 4.7% (b)(h)	685,000	667,994
American Express Co 3.55% (b)(h)	217,000	217,382
Capital One Financial Corp 3.95% (b)(h)	560,000	562,511
Capital One Financial Corp 5.5% (b)(h)	315,000	317,787
		1,765,674
Financial Services - 0.1%
Corebridge Financial Inc 6.875% (b)(h)	110,000	116,977
Insurance - 0.0%
SBL Holdings Inc 6.5% (b)(f)(h)	34,000	31,025
TOTAL FINANCIALS		21,009,759
Industrials - 0.8%
Trading Companies & Distributors - 0.8%
Sumisho Air Lease Corp 4.125% (b)(h)	261,000	259,330
Sumisho Air Lease Corp 4.65% (b)(h)	300,000	302,661
Sumisho Air Lease Corp 6% (b)(h)	70,000	68,768
TOTAL INDUSTRIALS		630,759
Utilities - 1.0%
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp 7% (b)(f)(h)	470,000	488,234
Vistra Corp 8% (b)(f)(h)	100,000	101,830
		590,064
Multi-Utilities - 0.3%
Dominion Energy Inc 4.35% (b)(h)	225,000	225,784
TOTAL UTILITIES		815,848
TOTAL UNITED STATES		29,642,303
TOTAL PREFERRED SECURITIES (Cost $32,422,478)		33,373,223

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $2,754,266)	3.67	2,753,715	2,754,266

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $83,213,383)	82,849,953
NET OTHER ASSETS (LIABILITIES) - 0.2% (i)	185,276
NET ASSETS - 100.0%	83,035,229

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
SHORT
CBOT US Treasury Ultra Bond Contracts (United States)	(6)	9/2026	(687,375)	(16,137)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Level 3 security.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,379,996 or 11.3% of net assets.

(g)	Zero coupon bond which is issued at a discount.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Includes $87,550 of cash collateral to cover margin requirements for futures contracts.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,815,336	20,464,840	19,526,000	80,549	90	-	2,754,266	2,753,715	0.0%
Total	1,815,336	20,464,840	19,526,000	80,549	90	-	2,754,266

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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